S-K 1602(c) Dilution - USD ($)	Dec. 15, 2025	Aug. 25, 2025
No Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value		$ 7.35
Net Tangible Book Value Adjusted		$ 171,387,310
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		23,333,333
No Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value		$ 6.79
Net Tangible Book Value Adjusted		$ 128,731,060
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		18,958,333
No Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value		$ 5.9
Net Tangible Book Value Adjusted		$ 86,074,810
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		14,583,333
No Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value		$ 4.25
Net Tangible Book Value Adjusted		$ 43,418,560
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		10,208,333
No Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value		$ 0.13
Net Tangible Book Value Adjusted		$ 762,310
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		5,833,333
No Over- Allotment [Member] | Full Over- Allotment [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		26,833,333
No Over- Allotment [Member] | Increase attributable to public shareholders [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		$ 7.35
No Over- Allotment [Member] | Increase attributable to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		6.79
No Over- Allotment [Member] | Increase attributable to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		5.9
No Over- Allotment [Member] | Increase attributable to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		4.25
No Over- Allotment [Member] | Increase attributable to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		0.13
No Over- Allotment [Member] | Pro forma net tangible book value after this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		7.35
No Over- Allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		6.79
No Over- Allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		5.9
No Over- Allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		4.25
No Over- Allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		0.13
No Over- Allotment [Member] | Dilution to public shareholders [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		2.65
No Over- Allotment [Member] | Dilution to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		3.21
No Over- Allotment [Member] | Dilution to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		4.1
No Over- Allotment [Member] | Dilution to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		5.75
No Over- Allotment [Member] | Dilution to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		$ 9.87
No Over- Allotment [Member] | Net tangible book value deficit before this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		$ 8,000
No Over- Allotment [Member] | Net tangible book value deficit before this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		(7,000)
No Over- Allotment [Member] | Net tangible book value deficit before this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		(7,000)
No Over- Allotment [Member] | Net tangible book value deficit before this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		(7,000)
No Over- Allotment [Member] | Net tangible book value deficit before this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		(7,000)
No Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		177,750,000
No Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		177,750,000
No Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		177,750,000
No Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		177,750,000
No Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		177,750,000
No Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
No Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
No Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
No Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
No Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
No Over- Allotment [Member] | Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(245,690)
No Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(245,690)
No Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(245,690)
No Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(245,690)
No Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(245,690)
No Over- Allotment [Member] | Deferred underwriting commission [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(6,125,000)
No Over- Allotment [Member] | Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(5,031,250)
No Over- Allotment [Member] | Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(3,937,500)
No Over- Allotment [Member] | Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(2,843,750)
No Over- Allotment [Member] | Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(1,750,000)
No Over- Allotment [Member] | Redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
No Over- Allotment [Member] | Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(43,750,000)
No Over- Allotment [Member] | Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(87,500,000)
No Over- Allotment [Member] | Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(131,250,000)
No Over- Allotment [Member] | Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		$ (175,000,000)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(875,000)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(875,000)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(875,000)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(875,000)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(875,000)
No Over- Allotment [Member] | Ordinary shares offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		17,500,000
No Over- Allotment [Member] | Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		17,500,000
No Over- Allotment [Member] | Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		17,500,000
No Over- Allotment [Member] | Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		17,500,000
No Over- Allotment [Member] | Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		17,500,000
No Over- Allotment [Member] | Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)
No Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(4,375,000)
No Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(8,750,000)
No Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(13,125,000)
No Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(17,500,000)
Full Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value		$ 7.33
Net Tangible Book Value Adjusted		$ 196,714,250
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Full Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value		$ 6.77
Net Tangible Book Value Adjusted		$ 147,659,583
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		21,802,083
Full Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value		$ 5.88
Net Tangible Book Value Adjusted		$ 98,604,875
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		16,770,833
Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value		$ 4.22
Net Tangible Book Value Adjusted		$ 49,550,188
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		11,739,583
Full Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)		$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)
Net Tangible Book Value		$ 0.07
Net Tangible Book Value Adjusted		$ 495,500
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)		6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)		6,708,333
Full Over- Allotment [Member] | Increase attributable to public shareholders [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		$ 7.33
Full Over- Allotment [Member] | Increase attributable to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		6.77
Full Over- Allotment [Member] | Increase attributable to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		5.88
Full Over- Allotment [Member] | Increase attributable to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		4.22
Full Over- Allotment [Member] | Increase attributable to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		0.07
Full Over- Allotment [Member] | Pro forma net tangible book value after this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		7.33
Full Over- Allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		6.77
Full Over- Allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		5.88
Full Over- Allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		4.22
Full Over- Allotment [Member] | Pro forma net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		0.07
Full Over- Allotment [Member] | Dilution to public shareholders [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		2.67
Full Over- Allotment [Member] | Dilution to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		3.23
Full Over- Allotment [Member] | Dilution to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		4.12
Full Over- Allotment [Member] | Dilution to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		5.78
Full Over- Allotment [Member] | Dilution to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)		$ 9.93
Full Over- Allotment [Member] | Net tangible book value deficit before this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		$ (7,000)
Full Over- Allotment [Member] | Net tangible book value deficit before this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		(7,000)
Full Over- Allotment [Member] | Net tangible book value deficit before this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		(7,000)
Full Over- Allotment [Member] | Net tangible book value deficit before this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		(7,000)
Full Over- Allotment [Member] | Net tangible book value deficit before this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value		(7,000)
Full Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		203,750,000
Full Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		203,750,000
Full Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		203,750,000
Full Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		203,750,000
Full Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		203,750,000
Full Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Deferred underwriting commission [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(7,043,750)
Full Over- Allotment [Member] | Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(5,785,938)
Full Over- Allotment [Member] | Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(4,528,125)
Full Over- Allotment [Member] | Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(3,270,313)
Full Over- Allotment [Member] | Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(2,012,500)
Full Over- Allotment [Member] | Redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(50,312,500)
Full Over- Allotment [Member] | Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(100,625,000)
Full Over- Allotment [Member] | Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		(150,937,500)
Full Over- Allotment [Member] | Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted		$ (201,250,000)
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)
Full Over- Allotment [Member] | Ordinary shares offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		20,125,000
Full Over- Allotment [Member] | Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		20,125,000
Full Over- Allotment [Member] | Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		20,125,000
Full Over- Allotment [Member] | Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		20,125,000
Full Over- Allotment [Member] | Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		20,125,000
Full Over- Allotment [Member] | Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)
Full Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(5,031,250)
Full Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(10,062,500)
Full Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(15,093,750)
Full Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares)		(20,125,000)
Without Over-allotment [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ (0.36)
Net Tangible Book Value	$ 8,000
Net Tangible Book Value Adjusted	$ (6,362,690)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	5,833,333
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 10.36
Without Over-allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 175,000,000
Without Over-allotment [Member] | Over-allotment liability [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (245,690)
Without Over-allotment [Member] | Public Units [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ (10.36)
Without Over-allotment [Member] | Offering costs paid in advance, excluded from tangible book value before this offering [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 0
Without Over-allotment [Member] | Deferred underwriting commissions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(6,125,000)
Without Over-allotment [Member] | Proceeds held in trust subject to redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (175,000,000)
Without Over-allotment [Member] | Class B ordinary shares forfeited if over-allotment is not exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	(1,000,000)
Without Over-allotment [Member] | Class A ordinary shares included in the units offered [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	17,500,000
Without Over-allotment [Member] | Shares subject to possible redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	(17,500,000)
With Over-allotment [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ (0.35)
Net Tangible Book Value	$ 8,000
Net Tangible Book Value Adjusted	$ (7,035,750)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares)	6,708,333
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	6,708,333
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share)	$ 10.35
With Over-allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 201,250,000
With Over-allotment [Member] | Public Units [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ (10.35)
With Over-allotment [Member] | Offering costs paid in advance, excluded from tangible book value before this offering [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 0
With Over-allotment [Member] | Deferred underwriting commissions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(7,043,750)
With Over-allotment [Member] | Proceeds held in trust subject to redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (201,250,000)
With Over-allotment [Member] | Class B ordinary shares forfeited if over-allotment is not exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)
With Over-allotment [Member] | Class A ordinary shares included in the units offered [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	20,125,000
With Over-allotment [Member] | Shares subject to possible redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares)	(20,125,000)